Vessels, Port Terminals and Other Fixed Assets, net (Details) € in Thousands, $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 04, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 18, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Feb. 28, 2017 USD ($)	Feb. 11, 2014 USD ($)
Vessels, port terminals and other fixed assets, net
Assets pledged as collateral		$ 93,991		$ 650
Payments of obligations under capital leases		12,374		3,032	$ 1,501
Construction cost		36,849		136,891
Capitalized interest costs		4,764		5,843	2,261
Payments made during the period to acquire fixed assets		$ 9,932		4,262	$ 7,881
San San H product tanker
Vessels, port terminals and other fixed assets, net
Vessel Capacity in dwt		16,871	16,871
Ferni H product tanker
Vessels, port terminals and other fixed assets, net
Vessel Capacity in dwt		16,871	16,871
San San H/Ferni H product tankers
Vessels, port terminals and other fixed assets, net
Payments of obligations under capital leases				3,032
Acquisition cost						$ 11,239
Formosa and San Lorenzo
Vessels, port terminals and other fixed assets, net
Acquisition cost								$ 1,109
Dry Barges
Vessels, port terminals and other fixed assets, net
Acquisition cost	$ 1,115	$ 486
Payments made during the period to acquire fixed assets	$ 629
Three new pushboats
Vessels, port terminals and other fixed assets, net
Construction cost		30,708		16,156
Capitalized interest costs		3,384		1,934
One pushboat
Vessels, port terminals and other fixed assets, net
Acquisition cost									$ 7,344
Two pushboats
Vessels, port terminals and other fixed assets, net
Acquisition cost									7,344
Three pushboats
Vessels, port terminals and other fixed assets, net
Acquisition cost									$ 7,344
Expansion of dry port
Vessels, port terminals and other fixed assets, net
Construction cost		137,357		120,735
Capitalized interest costs		9,971		$ 6,862
River and estuary tanker
Vessels, port terminals and other fixed assets, net
Acquisition cost		14,854					€ 12,400
Capitalized interest costs		205
Payments made during the period to acquire fixed assets		$ 6,141
River and estuary tanker | Shipbuilder
Vessels, port terminals and other fixed assets, net
Percentage financed by third party		50.00%	50.00%
River and estuary tanker | Shipbuilder | Maximum
Vessels, port terminals and other fixed assets, net
Amount financed by third party		$ 7,427	€ 6,200